SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
Significant Accounting Policies
Classification of financial instruments
IFRS 9
Classification

Financial assets
Cash and cash equivalents	Amortized cost
Promissory note receivable	Amortized cost
Other deposit	Amortized cost
Other investment	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Mortgage payable	Amortized cost
Debenture unit deposits	Amortized cost
Promissory notes payable	Amortized cost
Lease liabilities	Amortized cost

Estimated useful lives
	Method:	Rate:
Equipment	Straight-line	5 years
Furnitures and fixtures	Straight-line	5 years
Leasehold improvements	Straight-line	Over the lease term
Computer equipment	Straight-line	2 years

Asset type	Amortization method	Amortization term
Intellectual Property - Licenses	Straight-line	5 years
Brand Name	N/A	Indefinite